Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Related Party Transactions	Transactions with SUN Corporation

	Year Ended December 31,
	2024	2023	2022
Revenues	$4,851	$4,061	$3,586
Balances with SUN Corporation

	December 31, 2024	December 31, 2023
Trade receivables	$897	$345